Operating Segments (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Entitys Operating Segments Text Block Abstract
Schedule of consolidated goodwill in material partially owned subsidiaries
	December 31,
	2022	2021
Matrix IT and its subsidiaries	$288,235	$306,421
Sapiens and its subsidiaries	397,613	406,498
Magic Software and its subsidiaries	158,699	146,803
Michpal and its subsidiaries	40,603	36,108
ZAP and its subsidiaries	33,081	35,292
Other consolidated subsidiaries	7,930	1,732
	$926,161	$932,854

Schedule of reporting on operating segments
	Matrix IT	Sapiens	Magic Software	Michpal	ZAP Group	Other	Adjustments	Total

Year ended December 31, 2022:
Revenues from external customers	$1,388,508	$474,736	$561,682	$37,714	$49,893	$133,526	$(73,702)	$2,572,357
Inter-segment revenues	4,310	-	5,110	309	-	360	(10,089)	-
Total revenues	$1,392,818	$474,736	$566,792	$38,023	$49,893	$133,886	$(83,791)	$2,572,357
Depreciation and amortization	$48,288	$33,050	$19,804	$4,770	$7,976	$6,214	$(4,794)	$115,308
Segment operating income	$149,298	$66,164	$61,762	$8,117	$(1,042)	$8,311	$(5,345)	$287,265
Unallocated corporate expenses								(10,625)
Total operating income								$276,640
Financial expenses, net								(19,930)
Group’s share of profits of companies accounted for at equity, net								(1,808)
Taxes on income								(55,235)
Net income								$199,667

	Matrix IT	Sapiens	Magic Software	Michpal	ZAP Group	Other	Adjustments	Total
Year ended December 31, 2021:
Revenues from external customers	$1,344,088	$461,035	$477,643	$32,087	$51,640	$127,641	$(89,758)	$2,404,376
Inter-segment revenues	6,529	-	2,682	-	-	-	(9,211)	-
Total revenues	$1,350,617	$461,035	$480,325	$32,087	$51,640	$127,641	$(98,969)	$2,404,376
Depreciation and amortization	$45,736	$45,732	$19,837	$4,023	$7,486	$3,776	$(4,406)	$122,184
Segment operating income	$102,054	$44,210	$59,785	$6,838	$5,962	$3,841	$(3,519)	$219,171
Unallocated corporate expenses								(11,155)
Total operating income								$208,016
Financial expenses, net								(24,005)
Group’s share of profits of companies accounted for at equity, net								505
Taxes on income								(42,614)
Net income								$141,902

	Matrix IT	Sapiens	Magic Software	Michpal	ZAP Group	Other	Adjustments	Total
Year ended December 31, 2020:
Revenues from external customers	$1,116,178	$382,903	$368,357	$26,244	$-	$120,330	$(80,094)	$1,933,918
Inter-segment revenues	5,316	-	2,837	-	-	-	(8,153)	-
Total revenues	$1,121,494	$382,903	$371,194	$26,244	$-	$120,330	$(88,247)	$1,933,918
Depreciation and amortization	$36,244	$35,965	$18,861	$3,506	$-	$3,377	$(2,446)	$95,507
Segment operating income	$84,181	$35,337	$47,757	$6,333	$-	$4,753	$(3,455)	$174,906
Unallocated corporate expenses								(4,265)
Total operating income								170,641
Financial expenses, net								$(26,885)
Group’s share of profits of companies accounted for at equity, net								1,535
Taxes on income								(31,269)
Net income								$114,022

	December 31,
	2022	2021
Prepaid expenses and deposits	$15,173	$17,139
Investments in financial assets designated at fair value through other comprehensive income	9,870	680
Trade receivables and unbilled receivables	5,379	2,960
Financial assets designated at fair value through profit or loss	4,856	35
Dividend preference derivative in TSG (see Note 8)	3,000	2,023
Others	707	839
	$38,985	$23,676